7. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
	10/01/2012 to 12/31/2012	10/01/2011 to 12/31/2011
Current
Federal	$-	$-
State	800	800
Total income tax expense	$800	$800